Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000741375_SupplementTextBlock

Prospectus Supplement

September 17, 2013

Morgan Stanley Institutional Fund Trust

Supplement dated September 17, 2013 to the Morgan Stanley Institutional Fund, Inc. (the "Fund") Prospectus dated January 31, 2013 of:

Limited Duration Portfolio
(collectively, the "Portfolios")

Risk/Return [Heading]	rr_RiskReturnHeading	Limited Duration Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For purchases of Class A shares, you may qualify for a sales charge discount if the cumulative net asset value ("NAV") of Class A shares of the Portfolio purchased in a single transaction, together with the NAV of all Class A shares of other portfolios of Morgan Stanley Institutional Fund Trust (the "Fund") or Class A shares of other Morgan Stanley Multi-Class Funds (as defined in the "General Shareholder Information—Exchange Privilege" section on page 49 of this Prospectus) held in Related Accounts (as defined in the "Purchasing Class A Shares" section on page 43 of this Prospectus), amounts to $25,000 or more. More information about this combined purchase discount and other discounts is available from your financial adviser and in the "Purchasing Class A Shares" section on page 43 of this Prospectus.

Please retain this supplement for future reference.

Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For purchases of Class A shares, you may qualify for a sales charge discount if the cumulative net asset value ("NAV") of Class A shares of the Portfolio purchased in a single transaction, together with the NAV of all Class A shares of other portfolios of Morgan Stanley Institutional Fund Trust (the "Fund") or Class A shares of other Morgan Stanley Multi-Class Funds (as defined in the "General Shareholder Information-Exchange Privilege" section on page 49 of this Prospectus) held in Related Accounts (as defined in the "Purchasing Class A Shares" section on page 43 of this Prospectus), amounts to $25,000 or more.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000